OTHER LONG-TERM ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
OTHER LONG-TERM ASSETS
Deposits	$ 1,012	$ 658
Other	6	9
Total	$ 1,018	$ 667